Consolidated subsidiaries (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Korea Hydro & Nuclear Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea South-East Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Midland Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Western Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Southern Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea East-West Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Engineering & Construction Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[1]	Architectural engineering for utility plant and others	Architectural engineering for utility plant and others
Country of incorporation of subsidiary	[1]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[1]	65.77%	65.77%
KEPCO Plant Service & Engineering
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		51.00%	51.00%
KEPCO Nuclear Fuel
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Nuclear fuel	Nuclear fuel
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		96.36%	96.36%
KEPCO KDN
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric power information technology and others	Electric power information technology and others
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Garolim Tidal Power Plant
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[2]	Power generation	Power generation
Country of incorporation of subsidiary	[2]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[2]	0.00%	49.00%
Reason	[2]	Under Liquidation Process
KEPCO International HongKong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO International Philippines
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Gansu International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Philippines Holdings
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Philippines Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Ilijan Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		51.00%	51.00%
KEPCO Lebanon SARL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		LEBANON	LEBANON
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Neimenggu International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Shanxi International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Global Pte
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		SINGAPORE	SINGAPORE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Netherlands B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOREA Imouraren Uranium Investment Corp.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		FRANCE	FRANCE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSEP Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Middle East Holding Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		BAHRAIN	BAHRAIN
Proportion of ownership interest in subsidiary		100.00%	100.00%
Qatrana Electric Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		80.00%	80.00%
KHNP Canada Energy
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Bylong Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Waterbury Uranium Limited Partnership
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		80.00%	80.00%
Korea Electric Power Nigeria
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary	[3]	NIGERIA	NIGERIA
Proportion of ownership interest in subsidiary	[3]	0.00%	100.00%
Reason	[3]	Liquidated
KEPCO Holdings de Mexico
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		100.00%	100.00%
KST Electric Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		56.00%	56.00%
KEPCO Energy Service Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Netherlands S3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		51.00%	51.00%
PT. Cirebon Power Service
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[4]	Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary	[4]	INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary	[4]	27.50%	27.50%
KOWEPO International Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		99.99%	99.99%
KOSPO Jordan
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Philippines Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP America
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Renewable
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
DG Fairhaven Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
DG Whitefield
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Springfield Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KNF Canada Energy Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Barbados 1 SRL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		BARBADOS	BARBADOS
Proportion of ownership interest in subsidiary		100.00%	100.00%
California Power Holdings
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Gyeonggi Green Energy
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		62.01%	62.01%
PT. Tanggamus Electric Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		52.50%	52.50%
Gyeongju Wind Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		70.00%	70.00%
KOMIPO America
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWPRC Biomass Holdings
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSEP USA INC.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. EWP Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		99.96%	99.96%
KEPCO Netherlands J3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Offshore Wind Power B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Global One Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Global Energy Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Mira Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[5]	Power generation	Power generation
Country of incorporation of subsidiary	[5]	PAKISTAN	PAKISTAN
Proportion of ownership interest in subsidiary	[5]	76.00%	76.00%
KOSEP Material
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Recycling fly ashes	Recycling fly ashes
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		86.22%	86.22%
Commerce and Industry Energy
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[6]	Power generation	Power generation
Country of incorporation of subsidiary	[6]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[6]	85.00%	59.03%
KEPCO Singapore Holdings Pte.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Holding company	Holding company
Country of incorporation of subsidiary	[3]	SINGAPORE	SINGAPORE
Proportion of ownership interest in subsidiary	[3]	0.00%	100.00%
Reason	[3]	Liquidated
KEPCO KPS Philippines Corp.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		99.99%	99.99%
KOSPO Chile SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CHILE	CHILE
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		95.00%	95.00%
HeeMang Sunlight Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Fujeij Wind Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Youngnam Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		50.00%	50.00%
VI Carbon Professional Private Special Asset Investment Trust 1 (formally, HI Carbon Professional Private Special Asset)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		96.67%	96.67%
Chitose Solar Power Plant LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		JAPAN	JAPAN
Proportion of ownership interest in subsidiary		80.10%	80.10%
KEPCO Energy Solution
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Energy service	Energy service
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Solar School Plant
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Power Services Limitada
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		CHILE	CHILE
Proportion of ownership interest in subsidiary		65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		99.01%	99.01%
KOEN Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Lao International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		LAOS	LAOS
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO US
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Alamosa
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		50.10%	50.10%
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO-LG CNS Mangilao Holdings
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		70.00%	70.00%
Mangilao Investment
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO-LG CNS Mangilao Solar
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[7]	Power generation	Power generation
Country of incorporation of subsidiary	[7]	USA	USA
Proportion of ownership interest in subsidiary	[7]	100.00%	100.00%
Jeju Hanlim Offshore Wind Co
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		75.99%	75.99%
PT. Siborpa Eco Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		55.00%	55.00%
BSK E-New Industry Fund VII
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		81.67%	81.67%
e-New Industry LB Fund 1
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		76.11%	76.11%
Songhyun e-New Industry Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		80.65%	80.65%
PT. Korea Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		95.00%	95.00%
KOLAT SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		CHILE	CHILE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO California, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Mojave Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Incheon Fuel Cell Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		60.00%	60.00%
KOEN Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Service Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. KOMIPO Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		95.00%	95.00%
KNF Partners Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KOSPO USA Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
Nambu USA LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[8]	Power generation
Country of incorporation of subsidiary	[8]	KOREA
Proportion of ownership interest in subsidiary	[8]	63.00%
Reason	[8]	Additional acquisition
KEPCO MCS Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric meter reading and others
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KEPCO FMS Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Security service and others
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
Firstkeepers Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
Secutec Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Security service
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
SE Green Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[8]	Power generation
Country of incorporation of subsidiary	[8]	KOREA
Proportion of ownership interest in subsidiary	[8]	84.80%
Reason	[8]	Additional acquisition
KEPCO Mangilao America LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
Mangilao Intermediate Holdings LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KEPCO CSC Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KOAK Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance
Country of incorporation of subsidiary		PARKISTAN
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KOMIPO Europe B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		SWEDEN
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
Haenanum Energy Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		99.64%
Reason		Newly Established
Paju Ecoenergy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		89.00%
Reason		Newly Established

[1]	Considering treasury stocks, the effective percentage of ownership is 66.08%.
[2]	The liquidation process is in progress by the appointment of a liquidator, and the Company has been reclassified the invested amount as assets held for sale as of December 31, 2019.
[3]	The liquidation process has been completed during the year ended December 31, 2019.
[4]	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power through the shareholders' agreement.
[5]	As of the reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited which is November 30.
[6]	The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.
[7]	The Company does not hold a stake, but it is included in subsidiaries because the Company has control over KEPCO-LG CNS Mangilao Holdings LLC with nomination rights among 4 out of 6 board members.
[8]	The entity was reclassified from an associate to a subsidiary due to additional acquisition of interest during the year ended December 31, 2019.